Financial Instruments - Carrying Value and Fair Value of Financial Instruments by Class (Parenthetical) (Detail) - USD ($) $ in Thousands	Mar. 31, 2023		Mar. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Unbilled Revenue	$ 99,192	[1]	$ 86,786	[2]
Prepayments and other assets	33,851		28,822
Other non-current assets	49,609		44,275
Unamortised debt issuance cost	975		0
Other employee obligations	107,881		105,768
Other liabilities	40,662		11,351
Non-financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Unbilled Revenue	593		246
Prepayments and other assets	27,494		22,539
Other non-current assets	33,689		30,766
Unamortised debt issuance cost	975
Other employee obligations	27,237		26,908
Other liabilities	$ 12,903		$ 9,414

[1]	Excluding non-financial assets $593.
[2]	Excluding non-financial assets $246.